Earnings (loss) per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
22.	Earnings (loss) per Share

The following table sets forth the computation of basic and diluted income (loss) attributable to shareholders of Sinovac per share::

For the year ended December 31	2015	2014	2013
Numerator
Income (loss) from continuing operations	515	1,188	11,636
Less: Income (loss) attributable to non-controlling interests	861	515	2,928
Income (loss) attributable to shareholders of Sinovac from continuing operations	(346)	673	8,708
Income (loss) attributable to shareholders of Sinovac from discontinued operations	(728)	(1,524)	(1,266)
Net income (loss) attributable to shareholders of Sinovac	(1,074)	(851)	7,442

Denominator
Basic weighted average number of common shares outstanding	56,313,927	55,681,076	55,301,276
Dilutive effect of stock options	-	433,126	501,062
Diluted weighted average number of common shares outstanding	56,313,927	56,114,202	55,802,338

Basic net income (loss) per share
Continuing operations	(0.01)	0.01	0.15
Discontinued operations	(0.01)	(0.03)	(0.02)
Basic net income (loss) per share	(0.02)	(0.02)	0.13

Diluted net income (loss) per share
Continuing operations	(0.01)	0.01	0.15
Discontinued operations	(0.01)	(0.03)	(0.02)
Diluted net income (loss) per share	(0.02)	(0.02)	0.13

Anti-dilutive options were not included in the diluted EPS calculation for the year ended December 31, 2015.

Anti-dilutive non-vested restricted shares were not included in the diluted EPS calculation for the year ended December 31, 2015.